Income Taxes - Summary of Breakdown of Changes in Consolidated Deferred Income Taxes (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 MXN ($)
Changes in deferred tax liability (asset) [abstract]
Deferred income tax revenue	$ 154